Subsequent events - Muticurrency Revolving Credit Facility (Details) - Updates to borrowings agreements - Revolving credit facility due in May 2027 - USD ($) $ in Millions	Feb. 21, 2025	May 31, 2027
Subsequent events
Increase (decrease) in borrowings facility	$ 74.5
Notional amount	$ 1,353.0
Forecast
Subsequent events
Notional amount		$ 938.0